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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                       Cincinnati, Ohio   February 11, 2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                      -1-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
Form 13F Information Table Entry Total:         35
Form 13F Information Table Value Total:    $57,500
                                        (thousands)

List of Other Included Managers: None


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
COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
---------------------------- -------------- --------- ----------- ------------------ -------- -------- ---------------------
                                                                            SH\ PUT\   Inv.
Name of Issuer               Title of Class   CUSIP   FMV (000's) SH or PRN PRN CALL  Discr.  Oth Mgrs   Sole    Shared None
---------------------------- -------------- --------- ----------- --------- --- ---- -------- -------- --------- ------ ----
BANK OF AMERICA CORP         COM            060505104    $2,957     210,000 SH       Sole                210,000
BANKATLANTIC BANCORP         COM            065908600    $  719     124,023 SH       Sole                124,023
BCSB BANCORP                 COM            055367106    $1,511     173,498 SH       Sole                173,498
BROOKFIELD INFRASTR PARTNERS LP INT UNIT    G16252101    $1,360     121,449 SH       Sole                121,449
CITIZENS REPUBLIC BANCORP    COM            174420109    $2,270     761,900 SH       Sole                761,900
CITIZENS COMMUNITY BANCORP   COM            174903104    $1,273     181,863 SH       Sole                181,863
DANVERS BANCORP INC          COM            236442109    $2,317     173,278 SH       Sole                173,278
E TRADE FINANCIAL            COM            269246104    $  230     200,000 SH       Sole                200,000
FLAGSTAR BANCORP             COM            337930101    $  835   1,176,542 SH       Sole              1,176,542
FIRST FRANKLIN CORP          COM            320272107    $  161      40,274 SH       Sole                 40,274
FIRST FINANCIAL NORTHWEST    COM            32022K102    $  877      93,898 SH       Sole                 93,898
FIFTH THIRD BANCORP          COM            316773100    $3,469     420,000 SH       Sole                420,000
FIDELITY NATIONAL FINANCIAL  COM            31620R105    $1,420      80,000 SH       Sole                 80,000     --   --
GUARANTY FINANCIAL GROUP     COM            40108N106    $3,380   1,295,209 SH       Sole              1,295,209
HOME BANCORP                 COM            43689E107    $  975     100,000 SH       Sole                100,000
HOME FEDERAL BANCORP         COM            43710G105    $2,542     237,129 SH       Sole                237,129
KEYCORP NEW                  COM            493267108    $2,386     280,000 SH       Sole                280,000
LEGACY BANCORP INC           CL A           52463G105    $  264      24,720 SH       Sole                 24,720
NESS TECHNOLOGIES INC        COM            64104X108    $  439     102,607 SH       Sole                102,607
PATRIOT NATIONAL BANCORP     COM            70336F104    $  361      52,763 SH       Sole                 52,763
STANDARD PACIFIC CORP        COM            85375C101    $  445     250,000 SH       Sole                250,000
UNITEDHEALTH GROUP           COM            91324P102    $1,955      73,500 SH       Sole                 73,500
WELLPOINT INC                COM            94973V107    $1,843      43,750 SH       Sole                 43,750
PEOPLES COMMUNITY            COM            71086E107    $   86     432,183 SH       Sole                432,183
MACKINAC FINANCIAL CORP      COM            554571109    $1,496     340,000 SH       Sole                340,000
JMP GROUP INC                COM            46629U107    $  740     133,333 SH       Sole                133,333
AMERISERV FINANCIAL INC      COM            03074A102    $4,388   2,180,000 SH       Sole              2,180,000
COMMONWEALTH BANCSHARES      COM            202736104    $3,245     452,513 SH       Sole                452,513
COMMUNITY BANKERS TRUST      COM            203612106    $1,704     568,000 SH       Sole                568,000
SOUTHERN NATIONAL BANCORP    COM            843395104    $1,206     202,950 SH       Sole                202,950
TIDELANDS BANCSHARES         COM            886374107    $1,182     300,000 SH       Sole                300,000
GREAT FLORIDA CLASS A        CL A           390528107    $3,364   1,103,000 SH       Sole              1,103,000
FIRST KEYSTONE FINANCIAL     COM            320655103    $1,741     221,515 SH       Sole                221,515
MAIDEN HOLDINGS LTD          SHS            G5753U112    $3,756   1,200,000 SH       Sole              1,200,000
BANCORP INC                  COM            05969A105    $  601     160,146 SH       Sole                160,146
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